CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income (loss)	$ 939,309	$ (18,524,477)	$ (7,195,789)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities from continuing operations:
Income) loss from discontinued operations, net of income taxes	0	0	(1,498,971)
Provision for losses on accounts receivable and other current assets	422,388	1,995,046	2,659,499
Impairment of intangible assets and goodwill	0	4,442,367	8,918,427
Provision for obsolete inventories	176,570	324,581	274,663
Depreciation	2,036,438	1,736,607	1,665,257
Amortization of intangible assets and land use rights	820,468	845,149	876,237
(Gain) loss on sale of property and equipment and land use rights	(7,845)	(8,544)	(30,005,007)
Loss on disposal of inventories	138,316	345,963	0
Loss from disposals of consolidated entities	0	575,956	0
Loss on disposal of deposit for land use rights	0	2,762,033	0
Stock-based payments for consulting services	96,313	0	98,483
Stock-based compensation	487,407	273,102	102,282
Impairment of property, plant and equipment	0	0	4,616,679
Income tax expense	0	365,401	3,761,084
Change in fair value of warrants liability	(3,720)	(34,175)	5,657,988
Changes in operating assets and liabilities, net of effects of business acquisitions and dispositions:
Accounts receivable	(2,145,097)	(913,486)	2,914,918
Accounts receivable from related party and its affiliates	(4,694,068)	0	0
Inventories	652,921	(590,274)	1,546,570
Other receivables and prepaid expenses	6,962,862	6,222,650	(1,089,481)
Advances to suppliers	(1,423,441)	1,981,816	(1,708,552)
Restricted cash	0	848,573	9,566,303
Amounts due to/from related parties	0	(154,331)	(1,088,001)
Other payables and accrued expenses	819,300	(2,344,677)	(2,736,926)
Advances from customers	(1,442,928)	(846,599)	1,598,944
Advances from customers from related party and its affiliates	2,111,157	0	0
Accounts payable and bills payable	(239,628)	(1,811,119)	(24,134,831)
Income tax payable	(1,166,473)	(312,615)	(118,973)
Net cash provided by (used in) continuing operations	4,540,249	(2,821,053)	(25,319,197)
Net cash used in operating activities from discontinued operations	0	0	(595,404)
Net cash provided by (used in) operating activities	4,540,249	(2,821,053)	(25,914,601)
INVESTING ACTIVITIES
Cash paid for assets held-for sale	0	0	(20,717)
Proceeds from sale of property and equipment	7,845	299,298	55,101
Consideration paid for acquisition of Biznest	0	0	(1,488,969)
Investment in Biznest's joint company	0	(45,179)	0
Capitalized and purchased software development costs	0	0	(66,870)
Purchases of property and equipment	(3,783,064)	(3,463,915)	(3,004,209)
Cash received from sale of Zhongtian and Geo	0	12,312,378	0
Cash received for sale of assets held for sale	0	0	45,052,000
Net cash (used in) provided by investing activities from continuing operations	(3,775,219)	9,102,582	40,526,336
Net cash provided by (used in) investing activities from discontinued operations	0	0	1,558,581
Net cash (used in) provided by investing activities	(3,775,219)	9,102,582	42,084,917
FINANCING ACTIVITIES
Borrowings under short-term loans	8,880,840	10,541,720	44,584,103
Common stock issued for cash	0	0	12,786,353
Decrease in restricted cash in relation to bank borrowings	0	0	543,300
Repayment of short-term loans	(9,366,326)	(17,101,230)	(79,952,564)
Repurchase of ordinary shares	0	(379,710)	(1,310,184)
Repayment of long-term loans	0	(214,527)	(97,751)
Cash paid to warrant holders	0	0	(542,806)
Net cash used in financing activities from continuing operations	(485,486)	(7,153,747)	(23,989,549)
Net cash used in financing activities from discontinued operations	0	0	(147,237)
Net cash used in financing activities	(485,486)	(7,153,747)	(24,136,786)
Effect of exchange rate changes on cash and cash equivalents	(771,111)	837,747	564,125
NET DECREASE IN CASH AND CASH EQUIVALENTS	(491,567)	(34,471)	(7,402,345)
CASH AND CASH EQUIVALENTS, BEGINNING	3,752,375	3,786,846	11,189,191
CASH AND CASH EQUIVALENTS, ENDING	3,260,808	3,752,375	3,786,846
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS, end of period	3,260,808	3,752,375	3,786,846
Cash paid during the year
Income taxes	3,057	192	188,932
Interest	$ 450,024	$ 498,931	$ 3,769,498